RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2022, the Company has no ultimate controlling shareholder. See also Note 19 for details regarding ownership structure.

COMPENSATION TO BOARD OF DIRECTORS AND SENIOR MANAGERS OF THE COMPANY
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer, Group Chief Financial Officer and Group General Counsel, who are considered to be key management personnel of the Company, as defined by IAS 24, Related Party Disclosures, as well as other senior managers of the Company:

	2022	2021	2020

Short-term employee benefits	21	39	35
Long-term employee benefits	—	—	1
Share-based payment*	9	9	—
Termination benefits	—	7	4
Total compensation to the Board of Directors and senior management**	30	55	40
*Share-based payment in 2022 and 2021 represent the expense under the Deferred Shares Plan, Short-Term Incentive Scheme (share awards), and Long-Term Incentive Plan, see further details below.

** The number of directors and senior managers vary from year to year. The group of individuals we consider to be senior managers has changed in recent years, including a determination that the chief executive officers of our operating companies should no longer be classified as senior managers. As a result, for 2022 reporting, we have changed the total compensation perimeter for the Board of Directors and senior managers to reflect this internal view. Total compensation paid to the Board of Directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2022 and 2021.

Under the Company’s bye-laws, the Board of Directors of the Company established a Compensation and Talent Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.

Compensation of Group Executive Committee
The following table sets forth the total remuneration expense to the Group Executive Committee for the periods indicated (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to the Board of Directors and Group Executive Committee, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Serkan Okandan	Victor Biryukov	Omiyinka Doris	Joop Brakenhoff	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis	Sergio Herrero	Ursula Burns	Murat Kirkgoz	Alex Kazbegi	Scott Dresser
	Group CEO**	Group CFO**	Group General Counsel**	Acting Group General Counsel**	Group Chief Internal Audit & Compliance Officer	Group Chief People Officer	Group Head of Portfolio Management	Chief Corporate Affairs Officer	Group Head of Corporate Development, Communications and Investor Relations	Former Co-GCEO**	Former Group CEO**	Former Deputy Group CFO**	Former Chief Strategy Officer	Former Group General Counsel**
2022
Short-term employee benefits
Base salary	1,323,000	1,296,000	645,865	77,583	540,000	565,000	647,070	150,000	187,500	—	—	—	—	—
Annual incentive	1,035,891	712,800	343,556	52,644	297,000	310,750	350,585	83,178	204,555	—	—	—	—	—
Other	205,350	1,806,342	814,770	11,550	542,362	500,205	693,232	—	366,168	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	3,392,793	981,490	105,710	—	654,502	482,768	436,981	36,434	187,704	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	5,957,034	4,796,632	1,909,901	141,777	2,033,864	1,858,723	2,127,868	269,612	945,927	—	—	—	—	—

2021
Short-term employee benefits
Base salary	1,323,000	1,296,000	—	—	540,000	237,741	365,854	—	272,448	628,199	—	—	143,100	1,300,000
Annual incentive	1,695,094	1,192,320	—	—	496,800	197,107	372,351	—	239,754	623,036	—	—	128,437	1,300,000
Other	205,350	1,276,225	—	—	96,600	27,862	11,271	—	77,000	5,512,172	—	—	143,936	1,013,859
Long-term employee benefits	166,518	—	—	—	—	—	—	—	—	(144,764)	—	—	—	—
Share-based payments	2,158,098	1,066,672	—	—	467,471	469,127	491,760	—	330,726	(60,701)	(103,954)	(26,417)	—	277,390
Termination benefits	—	—	—	—	—	—	—	—	—	2,936,759	—	—	579,675	2,625,000
Total remuneration expense *	5,548,060	4,831,217	—	—	1,600,871	931,837	1,241,236	—	919,928	9,494,701	(103,954)	(26,417)	995,148	6,516,249
* Total remuneration expense for 2022 excludes accrued payroll taxes of EUR0 million (US$0) (2021: EUR-3 million (US$-3) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns.
** Considered to be key management personnel as defined in IAS 24 Related Party Disclosures.

In whole US dollars	Kaan Terzioglu	Serkan Okandan	Victor Biryukov	Omiyinka Doris	Joop Brakenhoff	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis	Sergio Herrero	Ursula Burns	Murat Kirkgoz	Alex Kazbegi	Scott Dresser
	Group CEO**	Group CFO**	Group General Counsel**	Acting Group General Counsel**	Group Chief Internal Audit & Compliance Officer	Group Chief People Officer	Group Head of Portfolio Management	Chief Corporate Affairs Officer	Group Head of Corporate Development, Communications and Investor Relations	Former Co-GCEO	Former Group CEO**	Former Deputy Group CFO**	Former Chief Strategy Officer	Former Group General Counsel**
2022
Short-term employee benefits
Base salary	1,390,582	1,362,203	678,869	81,546	567,585	593,862	680,135	157,662	197,078	—	—	—	—	—
Annual incentive	1,088,807	749,212	361,112	55,333	312,172	326,624	368,500	87,427	215,004	—	—	—	—	—
Other	215,840	1,898,615	856,404	12,140	570,067	525,757	728,656	—	384,873	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	3,566,105	1,031,627	111,111	—	687,936	507,429	459,310	38,296	197,292	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	6,261,334	5,041,657	2,007,496	149,019	2,137,760	1,953,672	2,236,601	283,385	994,247	—	—	—	—	—

2021
Short-term employee benefits
Base salary	1,564,015	1,532,096	—	—	638,373	281,051	433,078	—	322,081	742,676	—	—	169,169	1,536,825
Annual incentive	2,003,894	1,409,528	—	—	587,303	233,014	440,768	—	283,431	736,572	—	—	151,835	1,536,825
Other	242,759	1,508,718	—	—	114,198	32,938	13,342	—	91,027	6,516,660	—	—	170,158	1,198,557
Long-term employee benefits	196,853	—	—	—	—	—	—	—	—	(171,144)	—	—	—	—
Share-based payments	2,551,245	1,260,991	—	—	552,631	554,589	582,119	—	390,975	(71,763)	(122,891)	(31,230)	—	327,923
Termination benefits	—	—	—	—	—	—	—	—	—	3,471,927	—	—	685,276	3,103,204
Total remuneration expense *	6,558,766	5,711,333	—	—	1,892,505	1,101,592	1,469,307	—	1,087,514	11,224,928	(122,891)	(31,230)	1,176,438	7,703,333
* Total remuneration expense for 2022 excludes accrued payroll taxes of EUR0 million (US$0) (2021: EUR-3 million (US$-3) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns.
** Considered to be key management personnel as defined in IAS 24 Related Party Disclosures.
Explanatory notes
Base salary includes any holiday allowances and acting allowances in cash pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the cash portion of the short-term incentive in respect of performance during the current year, as well as any special recognition, performance and/or transaction bonuses. Other short-term employee benefits include certain allowances (for example, pension allowance, car allowance, etc.), special awards, and support (for example, relocation support).
Share-based payment expense relates to amounts related to the share portion of the short-term incentive scheme, long-term incentive scheme and the deferred shared plan, see below for further details.
Changes in Group Executive Committee
Ursula Burns stepped down as Group CEO with effect from March 1, 2020. Sergi Herrero and Kaan Terzioğlu were appointed as Group Co-CEOs with effective from March 1, 2020, having previously served as Joint Group COOs since September 2, 2019 and November 1, 2019, respectively. Sergi Herrero stepped down from the role of Group Co-CEO on June 30, 2021 and Kaan Terzioğlu has continued his role as Group CEO.
On May 1, 2020, Serkan Okandan joined VEON as Group CFO. Trond Westlie stepped down from the role of Group CFO on September 30, 2019 and Murat Kirkgoz served as Deputy Group CFO from August 1, 2019 to April 30, 2020.
Alex Kazbegi stepped down from the role of Group Chief Strategy Officer on March 31, 2021 and Scott Dresser stepped down from the role of Group General Counsel on December 31, 2021.
In addition, Joop Brakenhoff was appointed Group Chief Internal Audit & Compliance Officer, effective July 1, 2020, Alex Bolis was appointed Group Head of Corporate Strategy, Communications and Investor Relations, effective April 1, 2021, Dmitry Shvets was appointed Group Head of Portfolio and Performance Management, effective April 15, 2021, and Michael Schulz was appointed Group Chief People Officer, effective July 1, 2021.
On January 1, 2022, Victor Biryukov was appointed Group General Counsel. On November 1, 2022, Mr. Biryukov was appointed in a special capacity to manage the sale of the Russian operations.
On June 30, 2022, Alex Bolis stepped down from the role of Group Head of Corporate Development, Communications and Investor Relations.
On October 1, 2022, Matthieu Galvani was appointed Chief Corporate Affairs Officer.
On November 1, 2022, Omiyinka Doris was appointed Acting Group General Counsel.
Compensation of Board of Directors
The following table sets forth the total remuneration expense to the members of the Board of Directors for the periods indicated (gross amounts in whole euro and whole U.S. dollar equivalents). For details on changes in Board of Directors, please refer to explanations below.

	Retainer		Committees		Other compensation		Total
In whole euros	2022	2021	2022	2021	2022	2021	2022	2021

Hans-Holger Albrecht	483,078	487,500	190,558	136,458	1,184,142	1,098,610	1,857,778	1,722,568
Yaroslav Glazunov	281,250	75,000	80,000	—	—	—	361,250	75,000
Andrei Gusev	281,250	75,000	52,500	—	500,000	—	833,750	75,000
Gunnar Holt	625,000	350,000	68,750	150,000	—	—	693,750	500,000
Irene Shvakman	350,000	195,115	55,000	27,874	—	—	405,000	222,989
Vasily Sidorov	350,000	195,115	123,750	111,494	—	—	473,750	306,609
Michiel Soeting	277,083	—	57,083	—	—	—	334,166	—
Karen Linehan	342,289	—	53,899	—	—	—	396,188	—
Augie Fabela	175,000	—	57,500	—	—	—	232,500	—
Morten Lundal	175,000	—	42,500	—	—	—	217,500	—
Stan Miller	175,000	—	30,000	—	—	—	205,000	—
Mikhail Fridman	12,500	75,000	—	—	—	—	12,500	75,000
Leonid Boguslavsky	175,000	335,417	12,500	23,958	—	—	187,500	359,375
Gennady Gazin	387,500	842,708	62,500	57,292	1,566,303	1,971,749	2,016,303	2,871,749
Sergi Herrero	175,000	195,417	12,500	13,958	—	—	187,500	209,375
Robert Jan van de Kraats	65,860	350,000	23,522	125,000	—	—	89,382	475,000
Osama Bedier	—	155,556	—	44,444	—	—	—	200,000
Peter Derby	—	155,556	—	66,667	—	—	—	222,223
Amos Genish	—	155,556	—	66,667	—	—	—	222,223
Steve Pusey	—	189,583	—	53,125	—	—	—	242,708
Total compensation	4,330,810	3,832,523	922,562	876,937	3,250,445	3,070,359	8,503,817	7,779,819

	Retainer		Committees		Other compensation		Total
In whole US dollars	2022	2021	2022	2021	2022	2021	2022	2021

Hans-Holger Albrecht	507,763	576,323	200,296	161,321	1,244,652	1,298,776	1,952,711	2,036,420
Yaroslav Glazunov	295,622	88,665	84,088	—	—	—	379,710	88,665
Andrei Gusev	295,622	88,665	55,183	—	525,550	—	876,355	88,665
Gunnar Holt	656,938	413,770	72,263	177,330	—	—	729,201	591,100
Irene Shvakman	367,885	230,665	57,810	32,952	—	—	425,695	263,617
Vasily Sidorov	367,885	230,665	130,074	131,808	—	—	497,959	362,473
Michiel Soeting	291,242	—	60,000	—	—	—	351,242	—
Karen Linehan	359,780	—	56,653	—	—	—	416,433	—
Augie Fabela	183,943	—	60,438	—	—	—	244,381	—
Morten Lundal	183,943	—	44,672	—	—	—	228,615	—
Stan Miller	183,943	—	31,533	—	—	—	215,476	—
Mikhail Fridman	13,139	88,665	—	—	—	—	13,139	88,665
Leonid Boguslavsky	183,943	396,530	13,139	28,323	—	—	197,082	424,853
Gennady Gazin	407,301	996,250	65,694	67,730	1,646,342	2,331,001	2,119,337	3,394,981
Sergi Herrero	183,943	231,022	13,139	16,502	—	—	197,082	247,524
Robert Jan van de Kraats	69,226	413,770	24,723	147,775	—	—	93,949	561,545
Osama Bedier	—	183,898	—	52,542	—	—	—	236,440
Peter Derby	—	183,898	—	78,813	—	—	—	262,711
Amos Genish	—	183,898	—	78,813	—	—	—	262,711
Steve Pusey	—	224,125	—	62,804	—	—	—	286,929
Total compensation	4,552,118	4,530,809	969,705	1,036,713	3,416,544	3,629,777	8,938,367	9,197,299

Explanatory notes
In 2021, equity-settled awards were granted to Group Chairman Gennady Gazin (1,224,086) and Group Digital and Innovation Committee Chairman Hans-Holger Albrecht (1,360,095). The share awards vested on June 10, 2022 and the shares are subject to a holding period through to July 16, 2023. The fair value of these awards were determined using the Black-Scholes Model and an expense of US$2 was incurred as of December 31, 2022 (US$2 as of December 31, 2021), which is included in other compensation.

Changes in Board of Directors
Ursula Burns was appointed Group CEO and Chairman of the VEON Ltd. board of directors on December 12, 2018. Accordingly, her total compensation through December 31, 2022, has been included in the section “Compensation of Key Senior Managers” above, except for payments received in respect of her role on Board Committees. Ursula Burns stepped down as Group CEO on March 1, 2020, and later stepped down as Chairman on June 1, 2020.
On June 10, 2021, VEON announced the results of the elections conducted at its Annual General Meeting of Shareholders. Shareholders elected three new members to the Company’s Board of Directors, Vasily Sidorov, Irene Shvakman and Sergi Herrero, as well as nine previously serving directors: Hans-Holger Albrecht, Leonid Boguslavsky, Mikhail Fridman, Gennady Gazin, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Stephen Pusey and Robert Jan van de Kraats. Stephen Pusey stepped down as a director from the Company’s Board of Directors on July 15, 2021.
On January 5, 2022, VEON announced the appointment of Karen Linehan to the Board of Directors as a non-executive director, following the resignation of Steve Pusey in 2021.

On March 1, 2022, VEON announced the resignation of Mikhail Fridman from the Board of Directors, effective from February 28, 2022.
On March 8, 2022, VEON announced the resignation of Robert Jan van de Kraats from the Board of Directors, effective from March 7, 2022.

On March 16, 2022, VEON announced the appointment of Michiel Soeting to the Board of Directors as a non-executive director and Chairman of the Audit and Risk Committee, following the resignation of Robert Jan van de Kraats on March 7, 2022.

On May 25, 2022 VEON announced that its Board of Directors and its Nominating and Corporate Governance Committee have recommended eleven individuals for the Board, including eight directors currently serving on the Board and three new members. The Board also announced that Gennady Gazin, Leonid Boguslavsky and Sergi Herrero did not put themselves up for reelection.

On June 29, 2022, at the Annual General Meeting, shareholders elected three new directors: Augie Fabela, Morten Lundal and Stan Miller as well as eight previously serving directors: Hans-Holger Albrecht, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Karen Linehan, Irene Shvakman, Vasily Sidorov and Michiel Soeting.

Short Term Incentive Scheme
The Company’s Short Term Incentive (“STI”) Scheme was revised to a 50:50 shares:cash scheme effective for the year 2022. It provides cash pay-outs (50%) and share awards (50%) to participating employees based on the achievement of established KPIs over the period of one calendar year. KPIs are set every year at the beginning of the year and evaluated in the first quarter of the next year. The KPIs are partially based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee, and partially based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities. The weight of each KPI is decided on an individual basis.
The cash pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. The share awards is also scheduled to be granted in March of the year following the assessment year and subject to the same conditions. Both the cash pay-out of the STI award as well as any share wards granted are dependent upon final approval by the compensation and talent committee.
The cash pay-out is accounted for in accordance with IAS 19, Employee Benefits, while the share award portion is accounted for in accordance with IFRS 2, Share-based payments. The cash bonuses are disclosed in the tables above, while the share-based compensation expense related to the STI is US$1 for the year ended December 31, 2022.
Deferred Shares Plan
In 2022, equity-settled awards granted to key senior managers and directors in 2021 under the 2021 Deferred Shares Plan (“DSP”) vested. Subsequently, 2,659,740 shares in the Company were transferred to key senior managers and directors from shares held by a subsidiary of the Company during the year ended December 31, 2022.
In 2022, equity-settled awards were granted to the VEON Group Chief Executive, Kaan Terzioglu, under the 2021 DSP. A portion of the shares (1,569,531) granted vested immediately on the grant date and the remaining shares (3,662,240) will vest on September 1, 2023. Subsequent to the grant date, 1,569,531 shares in the Company were transferred to Mr. Terzioglu from shares held by a subsidiary of the Company during the year ended December 31, 2022. The fair value of the awards were determined using the Black-Scholes Model and an expense of US$1 was incurred as of December 31, 2022.

In 2021, equity-settled awards were granted to certain key senior managers and directors under the 2021 DSP, which are subject to a two years vesting period from the grant date. The fair value of the awards were determined using the Black-Scholes Model and an expense of US$5 was incurred as of December 31, 2022 (US$5 as of December 31, 2021).

Long Term Incentive Scheme
In 2022, equity-settled awards were granted to certain key senior managers under the 2021 Long-Term Incentive Plan (“LTIP”), which are subject to a three years vesting period from the date of the grant as well as a performance condition related to Target Shareholder Return (“TSR”) in line with shareholder interests. It is not expected that the performance condition will be satisfied. The fair value of the awards were determined using the Black-Scholes Model with a Monte Carlo simulation was performed to determine the likelihood of the performance condition being satisfied. An expense of US$0 was incurred as of December 31, 2022.
In 2022, cash-settled awards were granted to certain key senior managers under the 2021 LTIP, which are subject to a three years vesting period from the date of the grant as well as a performance condition related to Target Shareholder Return (“TSR”) in line with shareholder interests. It is not expected that the performance condition will be satisfied. The fair value of the awards were determined using the Black-Scholes Model and a Monte Carlo simulation was performed to determine the likelihood of the performance condition being satisfied. The liability was remeasured at the end of the reporting period and an expense of US$0 was incurred as of December 31, 2022.

In 2021, equity-settled awards were granted to certain key senior managers under the 2021 LTIP, which are subject to a three years vesting period from the date of the grant. The fair value of the awards were determined using the Black-Scholes Model and an expense of US$1 was incurred as of December 31, 2022 (US$4 as of December 31, 2021).

ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which is expensed over the vesting period, taking into account expected forfeitures and performance conditions, if any, with a corresponding increase in equity.

Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized in the income statement.

Other short-term benefits not related to share-based payments are expensed in the period when services are received.